Investment in Affiliates - Navios Europe (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 18, 2013	Oct. 09, 2013
Business Acquisition [Line Items]
Long-term debt	$ 1,162,522	$ 1,154,448
Investment in affiliates	151,966	4,750
Equity method investment income	2,000	0	0
Portion of the Navios Revolving Loan and the Navios Term Loans	7,791	2,660
Accrued interest on loan to affiliate	1,353	0	0
Navios Holdings
Business Acquisition [Line Items]
Ownership percentage					47.50%
Navios Acquisition
Business Acquisition [Line Items]
Ownership percentage					47.50%
Estimated maximum potential loss	13,414
Navios Maritime Partners L.P.
Business Acquisition [Line Items]
Ownership percentage					5.00%
Funded from Senior Loan $117,753
Business Acquisition [Line Items]
Cash consideration				127,753
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans
Business Acquisition [Line Items]
Long-term debt				10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans
Business Acquisition [Line Items]
Revolving loan facility to fund working capital requirements					24,100
Junior Loan
Business Acquisition [Line Items]
Debt instrument face amount				173,367
Debt instrument fair value		71,929
Navios Europe
Business Acquisition [Line Items]
Profit sharing arrangement	On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan and repayments of the Navios Revolving Loans) according to a defined waterfall calculation as follows: First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans and the Navios Revolving Loans; and Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan holder and (ii) the holders of the Navios Term Loans.
Investment in affiliates	4,750
Equity method investment income	185
Accrued interest on loan to affiliate	688
Navios Europe | Navios Revolving Loans
Business Acquisition [Line Items]
Portion of the Navios Revolving Loan and the Navios Term Loans	7,125
Navios Europe | Navios Term Loans and Navios Revolving Loans
Business Acquisition [Line Items]
Portion of the Navios Revolving Loan and the Navios Term Loans	$ 7,791